Summary of significant accounting policies (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Non-current assets
Trading properties	$ 6,018	$ 4,532
Investments in associates and joint ventures	24,650	7,885
Deferred income tax assets	380
Trade and other receivables	8,142	4,974
Total non-current assets	239,755	165,750
Current assets
Trading properties	3,232	1,249
Trade and other receivables	14,947	17,264
Total current assets	96,018	65,492
TOTAL ASSETS	335,773	231,242
Shareholders' equity attributable to equity holders of the parent
Retained earnings	37,421
Non-controlling interest	37,120	21,472
TOTAL SHAREHOLDERS' EQUITY	74,541	47,336	$ 35,856	$ 12,980
Non-current liabilities
Trade and other payables	3,484	3,040
Borrowings	181,046	109,489
Deferred income tax liabilities	26,197
Total non-current liabilities	214,476	137,472
Current liabilities
Trade and other payables	14,617	20,839
Borrowings	25,587
Income tax and MPIT liabilities	522
Total current liabilities	46,756	46,434
TOTAL LIABILITIES	261,232	183,906
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	335,773	$ 231,242
IFRS 15 Impact [Member]
Non-current assets
Trading properties	(3,338)
Investments in associates and joint ventures	24
Deferred income tax assets	(95)
Trade and other receivables	497
Total non-current assets	(2,912)
Current assets
Trading properties	(734)
Trade and other receivables	292
Total current assets	(442)
TOTAL ASSETS	(3,354)
Shareholders' equity attributable to equity holders of the parent
Retained earnings	127
Non-controlling interest	126
TOTAL SHAREHOLDERS' EQUITY	253
Non-current liabilities
Trade and other payables	(1,647)
Borrowings
Deferred income tax liabilities	(43)
Total non-current liabilities	(1,690)
Current liabilities
Trade and other payables	(1,925)
Borrowings
Income tax and MPIT liabilities	8
Total current liabilities	(1,917)
TOTAL LIABILITIES	(3,607)
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(3,354)
IFRS 9 Impact [Member]
Non-current assets
Trading properties
Investments in associates and joint ventures	(19)
Deferred income tax assets
Trade and other receivables	(63)
Total non-current assets	(82)
Current assets
Trading properties
Trade and other receivables	(32)
Total current assets	(32)
TOTAL ASSETS	(114)
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(453)
Non-controlling interest	(473)
TOTAL SHAREHOLDERS' EQUITY	(926)
Non-current liabilities
Trade and other payables
Borrowings	1,025
Deferred income tax liabilities	(268)
Total non-current liabilities	757
Current liabilities
Trade and other payables
Borrowings	55
Income tax and MPIT liabilities
Total current liabilities	55
TOTAL LIABILITIES	812
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(114)
Adjusted Statement Of Financial Position [Member]
Non-current assets
Trading properties	2,680
Investments in associates and joint ventures	24,655
Deferred income tax assets	285
Trade and other receivables	8,576
Total non-current assets	236,761
Current assets
Trading properties	2,498
Trade and other receivables	15,207
Total current assets	95,544
TOTAL ASSETS	332,305
Shareholders' equity attributable to equity holders of the parent
Retained earnings	37,095
Non-controlling interest	36,773
TOTAL SHAREHOLDERS' EQUITY	73,868
Non-current liabilities
Trade and other payables	1,837
Borrowings	182,071
Deferred income tax liabilities	25,886
Total non-current liabilities	213,543
Current liabilities
Trade and other payables	12,692
Borrowings	25,642
Income tax and MPIT liabilities	530
Total current liabilities	44,894
TOTAL LIABILITIES	258,437
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 332,305